Income Taxes	12 Months Ended
Dec. 31, 2010
Income Taxes
Income Taxes
Note 7 — Income Taxes

A reconciliation of the income tax provision computed at the statutory tax rate to the Company's effective tax rate is as follows:

	2010	2009
U.S. federal statutory rate	35.00%	35.00%
State & local taxes	(0.07)%	5.90%
Tax on foreign operations	1.24%	(0.88)%
State research and development credits	1.02%	(14.93)%
Other	5.05%	0.79%
Valuation allowance	(42.24)%	(40.81)%
Effective tax rate	—	(14.93)%

Significant components of the Company's deferred tax assets as of December 31, 2010 and 2009 are as follows:

	2010	2009
Deferred tax assets:
Net operating loss carry forwards	$23,706,000	$23,135,000
Research and development credits	994,000	974,000
Nonqualified stock option compensation expense	1,566,000	1,553,000
Other temporary book – tax differences	112,000	(34,000)
Total deferred tax assets	26,378,000	25,628,000
Valuation allowance for deferred tax assets	(26,378,000)	(25,628,000)
Net deferred tax assets	$—	$—

A valuation allowance has been recognized to offset the Company's net deferred tax asset as it is more likely than not that such net asset will not be realized. The Company primarily considered its historical loss and potential Internal Revenue Code Section 382 limitations to arrive at its conclusion that a valuation allowance was required.

At December 31, 2010, the Company had Federal, New York State and New York City income tax net operating loss carryforwards of $64,173,000 each and foreign income tax net operating loss carryforwards of $8,523,000. The Company also had Federal research tax credit carryforwards of $994,000 at December 31, 2010 and $974,000 at December 31, 2009. The Federal net operating loss and tax credit carryforwards will expire at various times between 2012 and 2026 unless utilized. During 2009, the Company received $303,000 payroll based research and development credits from New York State.

Implementation of ASC 740 did not result in a cumulative effect adjustment to the accumulated deficit.

It is the Company's policy to report interest and penalties, if any, related to unrecognized tax benefits in income tax expense.